Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment
Schedule of property, plant and equipment
	Agricultural establishments	Buildings and facilities	Machinery and equipment	Communication networks	Others (i)	Total
Net book amount at the June 30, 2019	-	6,011	1,149	32,439	8,322	47,921
Costs	-	15,969	3,630	137,142	18,363	175,104
Accumulated depreciation	-	(9,958)	(2,481)	(104,703)	(10,041)	(127,183)
Balances at June 30, 2019	-	6,011	1,149	32,439	8,322	47,921
Additions	54	677	99	5,132	2,556	8,518
Disposals	-	(93)	(8)	(4,802)	(62)	(4,965)
Incorporation by business combination	6,044	2,424	566	-	140	9,174
Deconsolidation	-	(635)	(892)	-	(66)	(1,593)
Reclassification to assets assets held for sale	-	(412)	-	-	-	(412)
Currency translation adjustment	468	732	287	5,335	1,927	8,749
Transfers	-	(368)	(23)	566	(566)	(391)
Depreciation charges (ii)	(27)	(598)	(120)	(6,956)	(2,630)	(10,331)
Net book amount at the June 30, 2020	6,539	7,738	1,058	31,714	9,621	56,670
Costs	14,268	18,140	6,734	151,598	19,364	210,104
Accumulated depreciation	(7,729)	(10,402)	(5,676)	(119,884)	(9,743)	(153,434)
Balances at June 30, 2020	6,539	7,738	1,058	31,714	9,621	56,670
Additions	55	202	64	581	754	1,656
Disposals	-	(28)	(7)	(55)	-	(90)
Deconsolidation	(6,102)	(4,285)	(795)	(28,322)	(8,485)	(47,989)
Reclassification to assets assets held for sale	-	(28)	-	-	-	(28)
Currency translation adjustment	(464)	(343)	(61)	(2,286)	(682)	(3,836)
Transfers	-	989	-	-	-	989
Depreciation charges (ii)	(28)	(428)	(89)	(1,632)	(1,049)	(3,226)
Net book amount at the June 30, 2021	-	3,817	170	-	159	4,146
Costs	-	7,076	2,513	-	578	10,167
Accumulated depreciation	-	(3,259)	(2,343)	-	(419)	(6,021)
Balances at June 30, 2021	-	3,817	170	-	159	4,146